FAIR VALUE MEASUREMENTS - Activity of the Level 3 instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 13,390	$ 12,372
Change in fair value	12,588	863
Modification	(25,978)	155
Ending balance	0	13,390
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Purchases	4,250
Change in fair value	50
Ending balance	4,300	0
Convertible Notes
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	12,676	12,234
Change in fair value	11,158	287
Modification	(23,834)	155
Ending balance	0	12,676
Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	714	138
Change in fair value	1,430	576
Modification	(2,144)	0
Ending balance	$ 0	$ 714